General (Condensed Consolidated Income Statements For Previous Periods) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
General [Abstract]
Lease revenue	$ 997,147		$ 1,050,536		$ 902,320	[1]	$ 581,134	$ 541,455	$ 495,340
Net gain on sale of assets	(46,421)		9,284		36,204	[1]	40,243	77,107	103,455
Management fee revenue	17,311		19,059		12,975	[1]	12,964	11,749	14,343
Interest revenue	2,471		2,761		3,913	[1]	9,459	18,018	28,595
Other revenue	2,012		12,283		3,866	[1]	3,692	4,113	20,079
Total Revenues	972,520		1,093,923		959,278	[1]	647,492	652,442	661,812
Depreciation	357,347		361,210		307,706	[1]	194,161	154,130	129,294
Asset impairment	12,625		15,594		10,905	[1]	18,833	5,282
Interest on debt	286,019		292,486		233,985	[1]	86,193	208,914	227,765
Other expenses					67,829	[1]	68,067	59,843	33,941
Selling, general and administrative expenses	83,409	[2]	120,746	[2]	80,627	[1],[2]	76,628	85,630	79,598
Total Expenses	817,641		863,872		701,052	[1]	443,882	513,799	470,598
Income from continuing operations before income taxes and income of investments accounted for under the equity method	154,879		230,051		258,226	[1]	203,610	138,643	191,214
Provision for income taxes	(8,067)		(15,460)		(22,194)	[1]	(953)	833	(17,080)
Net income of investments accounted for under the equity method	11,630		10,904		3,713	[1]	983
Net Income from continuing operations	158,442		225,495		239,745	[1]	203,640	139,476	174,134
Income (loss) from discontinued operations (AeroTurbine, including loss on disposal), net of tax			(52,745)		(3,199)	[1]	2,731	1,447	13,164
Bargain purchase gain ("Amalgamation gain"), net of transaction expenses					274	[1]
Net Income	158,442		172,750	[3]	236,820	[1],[4]	206,371	140,923	187,298
Net loss (income) attributable to non-controlling interest, net of tax	5,213		(526)		(29,247)	[1]	(41,205)	10,883	1,155
Net income attributable to AerCap Holdings N.V.	$ 163,655		$ 172,224		$ 207,573	[1]	$ 165,166	$ 151,806	$ 188,453
Total earnings per share, basic and diluted	$ 1.24		$ 1.17		$ 1.81	[1]	$ 1.94	$ 1.79	$ 2.22
Earnings (loss) per share from discontinued operations, basic and diluted			$ (0.36)		$ (0.03)	[1]	$ 0.03	$ 0.02	$ 0.15
Earnings per share from continued operations attributable to AerCap Holdings N.V., basic and diluted	$ 1.24		$ 1.53		$ 1.84	[1]	$ 1.91	$ 1.77	$ 2.07
Weighted average shares outstanding, basic and diluted	131,492,057		146,587,752		114,952,639	[1]	85,036,957	85,036,957	85,036,957

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[2]	Includes share based compensation of $2.9 million ($2.5 million, net of tax), $6.2 million ($5.4 million, net of tax) and $7.1 million ($6.3 million, net of tax) in the years ended December 31, 2010, 2011 and 2012 respectively.
[3]	Reclassifications of $0.6 million and $0.7 million relating to capitalized interest on pre-delivery payments have been made from net cash provided from operating activities to net cash used in investing activities for the years ended December 31, 2010 and 2011, respectively, to reflect the current year presentation.
[4]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).